Property and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Property, Plant and Equipment, Net [Abstract]
Electronic equipment	$ 158,629	$ 155,753
Less: accumulated depreciation	(55,137)	(46,854)
Property and equipment, net	$ 103,492	$ 108,899